Fair Value Measurements - Schedule of Information for Investments Valued at NAV (Details) - EBP 013 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value	$ 1,369,226	$ 1,303,068
Common/Collective Trusts
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value	1,164,998	1,099,829
Fair Value Measured at Net Asset Value Per Share | Common/Collective Trusts
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value	1,164,998	1,099,829
Unfunded Commitments	$ 0	$ 0
Redemption Frequency	Daily	Daily
Other Redemption Restrictions	None	None
Redemption Notice Period	0 years	0 years